PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details 2) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
PARENT COMPANY ONLY FINANCIAL STATEMENTS
Preferred stock, par value
Preferred stock, Authorized shares	500,000	500,000	500,000	500,000
Preferred stock, shares issued	0	0		11,000
Preferred stock, shares outstanding	0	0		11,000
Common stock, par value
Common stock, Authorized shares	18,000,000	18,000,000	18,000,000	18,000,000
Common stock, Shares issued	5,527,690	5,541,390	5,557,859	5,559,914
Common stock, Shares outstanding	5,527,690	5,541,390	5,557,859	5,559,914
PARENT COMPANY
PARENT COMPANY ONLY FINANCIAL STATEMENTS
Preferred stock, par value
Preferred stock, Authorized shares		500,000		500,000
Preferred stock, shares issued		11,000		11,000
Preferred stock, shares outstanding		11,000		11,000
Common stock, par value
Common stock, Authorized shares		18,000,000		18,000,000
Common stock, Shares issued		5,541,390		5,559,859
Common stock, Shares outstanding		5,541,390		5,559,859